EARNINGS PER SHARE - Computation of Basic and Diluted Earnings Attributable to Common Shareholders Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net profit attributable to APWC from continuing operations	$ 3,486	$ 3,867	$ 3,874
Net profit attributable to APWC	$ 3,486	$ 3,867	$ 3,874
Denominator:
Weighted-average common shares outstanding - basic (in shares)	20,616,227	20,616,227	20,020,364
Weighted-average common shares outstanding - diluted (in shares)	20,616,227	20,616,227	20,020,364
Earnings per share – basic and diluted
Earnings per share – basic, continuing operations (in USD per share)	$ 0.17	$ 0.19	$ 0.19
Earnings per share – diluted, continuing operations (in USD per share)	0.17	0.19	0.19
Total earnings per share – basic (in USD per share)	0.17	0.19	0.19
Total earnings per share - diluted (in USD per share)	$ 0.17	$ 0.19	$ 0.19